Payments, by Project - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Taxes	Royalties	Fees	Comm. Social Resp.	Total Payments
Total	$ 42,987	$ 69,495	$ 15,919	$ 4,261	$ 132,662
High CV Thermal PA/Coal/Underground Mining [Member]
Total	12,726		2,815	226	15,767
High CV Thermal CO/Coal/Underground Mining [Member]
Total	2,274	8,033	374		10,681
Metallurgical WV/Coal/Underground Mining [Member]
Total	581		1,531	$ 95	2,207
Powder River Basin WY/Coal/Open Pit [Member]
Total	$ 25,443	$ 61,462	$ 11,199		$ 98,104